Prepaid Expenses and Other (Details) - Schedule of prepaid and other expenses - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of prepaid and other expenses [Abstract]
Insurance prepayments	$ 17,733	$ 25,020	$ 19,590
Other expense prepayments	31,837	50,860	14,119
Rent deposits	49,125	49,125	43,236
Deferred equity compensation	117,188	151,250
Total prepaid expenses and other	215,883	276,255	76,945
Less: long term portion	(130,188)	(138,625)	(17,942)
Prepaid expenses and other, current portion	$ 85,695	$ 137,630	$ 59,003